2019 REGISTERED DIRECT OFFERING - Fair value of derivative (Details) - Fair Value, Inputs, Level 3 [Member] - Registered Direct Offering 2019 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Beginning balance at beginning of year	$ 568,144	$ 1,247,415	$ 0
Issuances	0	0	1,628,113
Adjustments to estimated fair value	(108,944)	(679,271)	(380,698)
Ending balance at end of year	$ 459,200	$ 568,144	$ 1,247,415